Additional information-condensed financial statements of Weibo Corporation	12 Months Ended
Dec. 31, 2015
Additional information-condensed financial statements of Weibo Corporation
Additional information-condensed financial statements of Weibo Corporation

18. Additional information—condensed financial statements of Weibo Corporation

The condensed financial information of Weibo Corporation has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company used the equity method to account for investment in its subsidiaries and VIE.

The operations of the Company, its subsidiaries and VIE were included in the consolidated financial statements, whereby the inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Company’s stand-alone financial information, its investment in subsidiaries and VIE were reported using the equity method of accounting.

Relevant PRC statutory laws and regulations permit the payment of dividends by the Company’s PRC subsidiaries and VIE only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, PRC laws and regulations require that annual appropriations of 10% of after-tax income should be set aside as a reserve prior to the payment of dividends. As a result of these PRC laws and regulations, the Company’s PRC subsidiaries and VIE are restricted in their ability to transfer a portion of their net assets to the Company, either in the form of dividends, loans or advances.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group. Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.

As of December 31, 2014 and 2015, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Group, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed Financial Information of Weibo Corporation

Balance Sheets

(In thousands, except for par value)

	As of December 31,
	2014	2015
	(As adjusted*)
ASSETS
Current assets:
Cash and cash equivalents	$229,950	$60,810
Short-term investments	166,253	98,284
Prepaid expenses and other current assets	229	5,905

Total current assets	396,432	164,999
Long-term investments	13,029	256,059
Investment in subsidiaries and VIE	156,500	210,325
Amount due from SINA	—	1,002

Total assets	$565,961	$632,385

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued liabilities	$6,543	$10,666
Amount due to SINA	214	—
Long-term Liabilities	—	1,047

Total liabilities	$6,757	$11,713

Commitments and contingencies

Shareholders’ equity:
Shareholders’ equity:
Ordinary shares: $0.00025 par value; 2,400,000 and 2,400,000 shares (including 1,800,000 Class A ordinary shares, 200,000 Class B ordinary shares and 400,000 shares to be designated)authorized; 203,658 and 212,177 shares (including 96,168 Class A ordinary shares and 116,009 Class B ordinary shares) issued and outstanding as of December 31, 2014 and 2015, respectively.	$51	$53
Additional paid-in capital	904,402	938,922
Accumulated other comprehensive loss	(2,836)	(10,635)
Accumulated deficit	(342,413)	(307,668)

Total shareholders’ equity	559,204	620,672

Total liabilities and shareholders’ equity	$565,961	$632,385

*The above condensed financial statements of Weibo Corporation present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).

Condensed Financial Information of Weibo Corporation

Statements of Income (Loss) and Comprehensive Income (Loss)

(In thousands)

	Year Ended December 31,
	2013	2014	2015
	(As adjusted*)	(As adjusted*)
Operating loss	$(522)	$(1,086)	$(1,279)
Interest and other income (expenses), net	(2,051)	5,034	4,759
Change in fair value of investor option liability	21,064	(46,972)	—
Other income (loss), net
Share of income (loss) of subsidiaries and VIE	(58,281)	(22,301)	31,265

Net income (loss)	(39,790)	(65,325)	34,745

Other comprehensive loss
Currency translation adjustments	(431)	(1,227)	(7,601)
Available-for-sale fair value change	—	(2,067)	(198)

Total comprehensive income (loss)	$(40,221)	$(68,619)	$26,946

Condensed Financial Information of Weibo Corporation

Statements of Cash flow

(In thousands)

	2013	2014	2015
	(As adjusted*)	(As adjusted*)
Net cash provided by (used in) operating activities	$(12,320)	$(627)	$5,317

Purchase of short-term investments	(250,000)	(230,161)	(148,863)
Maturity of short-term investments	117,564	321,208	218,762
Investments and prepayments on equity investments	—	(15,096)	(247,200)
Investment in subsidiaries	(93,781)	(68,873)	(4,978)

Net cash used in investing activities	(226,217)	7,078	(182,279)

Proceeds from issuance of preferred shares and ordinary shares to Alibaba	585,799	—	—
Proceeds from IPO, net of commission	—	301,270	—
Repayment of amount due to SINA	(117,564)	(255,688)	—
Others	(46,865)	(4,954)	7,822

Net cash provided by financing activities	421,370	40,628	7,822

Net increase (decrease) in cash and cash equivalents	$182,833	$47,079	$(169,140)

Cash and cash equivalents at the beginning of year	$38	$182,871	$229,950
Cash and cash equivalents at the end of year	$182,871	$229,950	$60,810
Supplemental schedule of non-cash investing and financing activities
Investment in subsidiaries and VIE directly financed by SINA	$17,090	$6,413	$17,582

*The above condensed financial statements of Weibo Corporation present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).